UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	5/31/2007

Date of reporting period:	2/28/2007

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

Febuary 28, 2007 (Unaudited)	Columbia High Yield Opportunity Fund

				Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 89.1%
BASIC MATERIALS – 7.0%
Chemicals – 3.6%
Agricultural Chemicals – 0.6%
Mosaic Co.
		7.375% 12/01/14(a)		490,000	505,925
		7.625% 12/01/16(a)		1,780,000	1,855,650
					2,361,575
Chemicals-Diversified – 2.4%
BCP Crystal US Holdings Corp.
		9.625% 06/15/14		917,000	1,019,016
EquiStar Chemicals LP
		10.625% 05/01/11		650,000	687,375
Huntsman International LLC
		6.875% 11/15/13(a)	EUR	800,000	1,090,440
		7.875% 11/15/14(a)	USD	1,140,000	1,179,900
Ineos Group Holdings PLC
		7.875% 02/15/16(a)	EUR	655,000	815,870
		8.500% 02/15/16(a)	USD	655,000	636,988
Innophos Investments Holdings, Inc.
	PIK,
		13.380% 02/15/15(b)		456,601	477,719
Lyondell Chemical Co.
		8.000% 09/15/14		1,015,000	1,068,287
		8.250% 09/15/16		1,440,000	1,548,000
NOVA Chemicals Corp.
		6.500% 01/15/12		1,265,000	1,201,750
					9,725,345
Chemicals-Specialty – 0.6%
Chemtura Corp.
		6.875% 06/01/16		1,475,000	1,430,750
Rhodia SA
		8.875% 06/01/11		1,084,000	1,135,490
					2,566,240
Chemicals Total					14,653,160
Forest Products & Paper – 2.2%
Paper & Related Products – 2.2%
Abitibi-Consolidated, Inc.
		8.375% 04/01/15		1,535,000	1,492,787
Boise Cascade LLC
		7.125% 10/15/14		500,000	490,000

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
Domtar, Inc.
	7.125% 08/15/15	1,350,000	1,355,063
Georgia-Pacific Corp.
	8.000% 01/15/24	1,995,000	2,034,900
Neenah Paper, Inc.
	7.375% 11/15/14	790,000	766,300
NewPage Corp.
	10.000% 05/01/12	730,000	795,700
	12.000% 05/01/13	345,000	376,050
Norske Skog
	7.375% 03/01/14	995,000	985,050
	8.625% 06/15/11	450,000	459,000
			8,754,850
Forest Products & Paper Total			8,754,850
Iron/Steel – 0.5%
Steel-Producers – 0.3%
Steel Dynamics, Inc.
	9.500% 03/15/09	1,080,000	1,107,000
			1,107,000
Steel-Specialty – 0.2%
UCAR Finance, Inc.
	10.250% 02/15/12	731,000	769,378
			769,378
Iron/Steel Total			1,876,378
Metals & Mining – 0.7%
Diversified Minerals – 0.7%
FMG Finance Ltd.
	10.625% 09/01/16(a)	2,400,000	2,760,000
			2,760,000
Metals & Mining Total			2,760,000
BASIC MATERIALS TOTAL			28,044,388
COMMUNICATIONS – 19.6%
Media – 8.0%
Broadcast Services/Programs – 0.5%
Clear Channel Communications, Inc.
	4.900% 05/15/15	930,000	786,283
	5.500% 12/15/16	1,475,000	1,272,770
			2,059,053

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – 3.7%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	1,225,000	1,255,625
Charter Communications Holdings I LLC
	9.920% 04/01/14	2,925,000	2,698,312
	11.000% 10/01/15	1,120,000	1,164,800
Charter Communications Holdings II LLC
	10.250% 09/15/10	1,220,000	1,284,050
CSC Holdings, Inc.
	7.625% 04/01/11	2,170,000	2,229,675
DirecTV Holdings LLC
	6.375% 06/15/15	1,685,000	1,619,706
EchoStar DBS Corp.
	6.625% 10/01/14	2,330,000	2,353,300
Insight Midwest LP
	9.750% 10/01/09	652,000	663,410
Telenet Group Holding NV
	(c) 06/15/14 (11.500% 12/15/08)(a)	1,587,000	1,464,008
			14,732,886
Multimedia – 1.1%
Advanstar Communications, Inc.
	15.000% 10/15/11	1,325,000	1,378,000
Lamar Media Corp.
	6.625% 08/15/15	1,445,000	1,423,325
Quebecor Media, Inc.
	7.750% 03/15/16	1,575,000	1,614,375
			4,415,700
Publishing-Periodicals – 2.3%
Dex Media West LLC
	9.875% 08/15/13	2,442,000	2,658,727
Dex Media, Inc.
	(c) 11/15/13 (9.000% 11/15/08)	1,230,000	1,137,750
Penton Media, Inc.
	10.320% 02/01/14	1,000,000	1,018,750
PriMedia, Inc.
	8.000% 05/15/13	1,540,000	1,582,350
R.H. Donnelley Corp.
	8.875% 01/15/16	1,405,000	1,499,837

3

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing-Periodicals – (continued)
Readers Digest Assn, Inc.
		9.000% 02/15/17(a)	1,390,000	1,381,313
				9,278,727
Radio – 0.4%
CMP Susquehanna Corp.
		9.875% 05/15/14(a)	1,405,000	1,443,638
				1,443,638
Television – 0.0%
Sinclair Broadcast Group, Inc.
		8.000% 03/15/12	175,000	180,250
				180,250
Media Total				32,110,254
Telecommunication Services – 11.6%
Cellular Telecommunications – 4.5%
Cricket Communications, Inc.
		9.375% 11/01/14(a)	2,390,000	2,521,450
Digicel Group Ltd.
		8.875% 01/15/15(a)	1,110,000	1,083,638
	PIK,
		9.125% 01/15/15(a)	1,390,000	1,353,512
Dobson Cellular Systems, Inc.
		8.375% 11/01/11	1,505,000	1,599,062
		9.875% 11/01/12	1,350,000	1,468,125
Horizon PCS, Inc.
		11.375% 07/15/12	325,000	360,750
iPCS Escrow Co.
		11.500% 05/01/12	790,000	872,950
MetroPCS Wireless, Inc.
		9.250% 11/01/14(a)	2,335,000	2,451,750
Rogers Cantel, Inc.
		9.750% 06/01/16	1,880,000	2,378,200
Rogers Wireless, Inc.
		8.000% 12/15/12	230,000	245,238
Rural Cellular Corp.
		9.750% 01/15/10	375,000	384,844
		11.110% 11/01/12(b)	1,315,000	1,367,600
US Unwired, Inc.
		10.000% 06/15/12	945,000	1,033,880

4

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
Wind Acquisition Financial SA
	12.610% 12/21/11		1,165,000	1,194,125
				18,315,124
Satellite Telecommunications – 1.6%
Inmarsat Finance II PLC
	(c) 11/15/12 (10.375% 11/15/08)		2,085,000	1,954,688
Intelsat Bermuda, Ltd.
	11.250% 06/15/16(a)		1,915,000	2,168,737
Intelsat Intermediate Holdings Co., Ltd.
	(c) 02/01/15 (9.250% 02/01/10)		1,780,000	1,472,950
PanAmSat Corp.
	9.000% 08/15/14		776,000	838,080
				6,434,455
Telecommunication Equipment – 0.4%
Lucent Technologies, Inc.
	6.450% 03/15/29		1,855,000	1,688,050
				1,688,050
Telecommunication Services – 2.0%
Embarq Corp.
	7.082% 06/01/16		645,000	666,969
	7.995% 06/01/36		665,000	706,058
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(a)	EUR	1,030,000	1,509,578
Syniverse Technologies, Inc.
	7.750% 08/15/13	USD	1,210,000	1,216,050
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		1,500,000	1,608,750
West Corp.
	11.000% 10/15/16(a)		2,060,000	2,229,950
				7,937,355
Telephone-Integrated – 3.1%
Cincinnati Bell, Inc.
	7.000% 02/15/15		1,430,000	1,424,637
Citizens Communications Co.
	7.875% 01/15/27(a)		1,275,000	1,329,188
NTL Cable PLC
	8.750% 04/15/14	EUR	680,000	708,900
Qwest Communications International, Inc.
	7.500% 02/15/14	USD	780,000	808,275

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – (continued)
Qwest Corp.
	7.500% 10/01/14	850,000	902,063
	7.500% 06/15/23	2,430,000	2,463,412
	8.875% 03/15/12	1,735,000	1,917,175
US LEC Corp.
	13.870% 10/01/09(b)	960,000	1,015,200
Windstream Corp.
	8.625% 08/01/16	1,835,000	2,009,325
			12,578,175
Telecommunication Services Total			46,953,159
COMMUNICATIONS TOTAL			79,063,413
CONSUMER CYCLICAL – 16.3%
Apparel – 1.4%
Apparel Manufacturers – 1.4%
Broder Brothers Co.
	11.250% 10/15/10	965,000	977,062
Hanesbrands, Inc.
	8.735% 12/15/14(a)(b)	870,000	889,575
Levi Strauss & Co.
	9.750% 01/15/15	2,545,000	2,799,500
Phillips-Van Heusen Corp.
	7.250% 02/15/11	925,000	941,188
	8.125% 05/01/13	180,000	189,000
			5,796,325
Apparel Total			5,796,325
Auto Manufacturers – 0.8%
Auto-Cars/Light Trucks – 0.8%
Ford Motor Co.
	7.450% 07/16/31	1,515,000	1,215,788
General Motors Corp.
	8.375% 07/15/33	2,235,000	2,072,962
			3,288,750
Auto Manufacturers Total			3,288,750
Auto Parts & Equipment – 1.8%
Auto/Truck Parts & Equipment-Original – 0.9%
ArvinMeritor, Inc.
	8.125% 09/15/15	990,000	1,004,850

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Auto/Truck Parts & Equipment-Original – (continued)
HLI Operating Co., Inc.
	10.500% 06/15/10	1,310,000	1,349,300
TRW Automotive, Inc.
	9.375% 02/15/13	1,380,000	1,481,775
			3,835,925
Auto/Truck Parts & Equipment-Replacement – 0.3%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	1,305,000	1,314,788
			1,314,788
Rubber-Tires – 0.6%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(a)	650,000	690,625
	9.000% 07/01/15	1,465,000	1,591,356
			2,281,981
Auto Parts & Equipment Total			7,432,694
Distribution/Wholesale – 0.3%
Distribution/Wholesale – 0.3%
Buhrmann US, Inc.
	7.875% 03/01/15	1,065,000	1,067,663
		1,067,663
Distribution/Wholesale Total			1,067,663
Entertainment – 1.6%
Gambling (Non-Hotel) – 0.4%
Global Cash Access LLC
	8.750% 03/15/12	1,272,000	1,335,600
			1,335,600
Music – 0.9%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	1,435,000	1,406,300
WMG Acquisition Corp.
	7.375% 04/15/14	1,340,000	1,299,800
WMG Holdings Corp.
	(c) 12/15/14 (9.500% 12/15/09)	1,325,000	1,040,125
			3,746,225
Resorts/Theme Parks – 0.3%
Six Flags, Inc.

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Resorts/Theme Parks – (continued)
	9.625% 06/01/14	1,225,000	1,185,187
			1,185,187
Entertainment Total			6,267,012
Home Builders – 0.7%
Building-Residential/Commercial – 0.7%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	1,070,000	1,013,825
	8.875% 04/01/12	575,000	589,375
KB Home
	5.875% 01/15/15	1,185,000	1,115,410
			2,718,610
Home Builders Total			2,718,610
Home Furnishings – 0.7%
Home Furnishings – 0.7%
Sealy Mattress Co.
	8.250% 06/15/14	1,215,000	1,281,825
Simmons Co. Corp.
	10.647% 02/15/12	1,700,000	1,678,750
			2,960,575
Home Furnishings Total			2,960,575
Housewares – 0.2%
Housewares – 0.2%
Vitro SA de CV
	9.125% 02/01/17(a)	790,000	805,800
			805,800
Housewares Total			805,800
Leisure Time – 1.1%
Cruise Lines – 0.5%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	2,140,000	2,219,319
			2,219,319
Leisure & Recreational Products – 0.3%
K2, Inc.
	7.375% 07/01/14	1,035,000	1,045,350
			1,045,350
Recreational Centers – 0.3%
Town Sports International, Inc.

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
Recreational Centers – (continued)
	(c) 02/01/14 (11.000% 02/01/09)	1,268,000	1,125,350
			1,125,350
Leisure Time Total			4,390,019
Lodging – 4.9%
Casino Hotels – 4.9%
Caesars Entertainment, Inc.
	7.875% 03/15/10	640,000	675,200
Chukchansi Economic Development Authority
	8.877% 11/15/12(a)(b)	1,250,000	1,285,937
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	50,000	52,531
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	1,415,000	1,544,119
Greektown Holdings LLC
	10.750% 12/01/13(a)	2,355,000	2,519,850
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	590,000	510,350
Jacobs Entertainment, Inc.
	9.750% 06/15/14	1,760,000	1,848,000
Las Vegas Sands Corp.
	6.375% 02/15/15	1,515,000	1,461,975
MGM Mirage
	7.625% 01/15/17	2,820,000	2,855,250
Mohegan Tribal Gaming Authority
	6.875% 02/15/15	165,000	165,825
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	1,725,000	1,776,750
Pokagon Gaming Authority
	10.375% 06/15/14(a)	815,000	892,425
Seminole Hard Rock Entertainment, Inc.
	7.860% 03/15/14(a)(b)	1,275,000	1,282,969
Station Casinos, Inc.
	6.625% 03/15/18	1,475,000	1,336,719
Wynn Las Vegas LLC
	6.625% 12/01/14	1,705,000	1,687,950
			19,895,850
Lodging Total			19,895,850

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 2.5%
Retail-Arts & Crafts – 0.2%
Michaels Stores, Inc.
	11.375% 11/01/16(a)	890,000	965,650
			965,650
Retail-Automobiles – 1.0%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	1,330,000	1,358,262
AutoNation, Inc.
	7.000% 04/15/14	610,000	618,388
	7.360% 04/15/13(b)	365,000	370,475
United Auto Group, Inc.
	7.750% 12/15/16(a)	1,450,000	1,475,375
			3,822,500
Retail-Drug Stores – 0.4%
Rite Aid Corp.
	7.500% 01/15/15	1,415,000	1,407,925
			1,407,925
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	1,220,000	1,226,100
			1,226,100
Retail-Restaurants – 0.6%
Buffets, Inc.
	12.500% 11/01/14	880,000	924,000
Dave & Buster’s, Inc.
	11.250% 03/15/14	365,000	382,337
Landry’s Restaurants, Inc.
	7.500% 12/15/14	1,250,000	1,243,750
			2,550,087
Retail Total			9,972,262
Textiles – 0.3%
Textile-Products – 0.3%
INVISTA

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – (continued)
Textile-Products – (continued)
	9.250% 05/01/12(a)	1,085,000	1,155,525
			1,155,525
Textiles Total			1,155,525
CONSUMER CYCLICAL TOTAL			65,751,085
CONSUMER NON-CYCLICAL – 13.6%
Agriculture – 0.3%
Tobacco – 0.3%
Reynolds American, Inc.
	7.625% 06/01/16	1,240,000	1,346,792
Agriculture Total			1,346,792
Beverages – 0.6%
Beverages-Non-Alcoholic – 0.2%
Cott Beverages, Inc.
	8.000% 12/15/11	995,000	1,018,631
			1,018,631
Beverages-Wine/Spirits – 0.4%
Constellation Brands, Inc.
	7.250% 09/01/16	1,060,000	1,099,750
	8.125% 01/15/12	320,000	332,800
			1,432,550
Beverages Total			2,451,181
Biotechnology – 0.4%
Medical-Biomedical/Gene – 0.4%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	1,615,000	1,663,450
			1,663,450
Biotechnology Total			1,663,450
Commercial Services – 3.3%
Commercial Services – 0.3%
Iron Mountain, Inc.
	7.750% 01/15/15	1,265,000	1,293,463
			1,293,463
Commercial Services-Finance – 0.3%
ACE Cash Express, Inc.
	10.250% 10/01/14(a)	1,025,000	1,055,750
			1,055,750
Funeral Services & Related Items – 0.1%
Service Corp. International
	6.750% 04/01/16	295,000	294,262

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Funeral Services & Related Items – (continued)
	7.375% 10/01/14	135,000	141,413
			435,675
Printing-Commercial – 0.5%
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	1,125,000	1,150,312
Quebecor World, Inc.
	9.750% 01/15/15(a)	975,000	1,031,063
			2,181,375
Private Corrections – 0.8%
Corrections Corp. of America
	6.250% 03/15/13	1,455,000	1,451,363
GEO Group, Inc.
	8.250% 07/15/13	1,700,000	1,768,000
			3,219,363
Rental Auto/Equipment – 1.3%
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	485,000	523,800
Ashtead Holdings PLC
	8.625% 08/01/15(a)	1,325,000	1,407,812
Hertz Corp.
	8.875% 01/01/14	355,000	382,513
Rental Services Corp.
	9.500% 12/01/14(a)	630,000	670,950
United Rentals North America, Inc.
	6.500% 02/15/12	1,360,000	1,366,800
	7.750% 11/15/13	685,000	700,412
			5,052,287
Commercial Services Total			13,237,913
Cosmetics/Personal Care – 0.7%
Cosmetics & Toiletries – 0.7%
DEL Laboratories, Inc.
	8.000% 02/01/12	1,410,000	1,343,025
Elizabeth Arden, Inc.
	7.750% 01/15/14	1,505,000	1,542,625
			2,885,650
Cosmetics/Personal Care Total			2,885,650

12

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – 1.7%
Food-Confectionery – 0.2%
Merisant Co.
		9.500% 07/15/13	1,405,000	960,669
				960,669
Food-Dairy Products – 0.3%
Dean Foods Co.
		7.000% 06/01/16	1,165,000	1,202,862
				1,202,862
Food-Miscellaneous/Diversified – 1.2%
Dole Food Co., Inc.
		8.625% 05/01/09	1,420,000	1,423,550
Pinnacle Foods Holding Corp.
		8.250% 12/01/13	1,930,000	2,074,750
Reddy Ice Holdings, Inc.
		(c) 11/01/12 (10.500% 11/01/08)	1,420,000	1,285,100
				4,783,400
Food Total				6,946,931
Healthcare Services – 2.9%
Dialysis Centers – 0.4%
DaVita, Inc.
		7.250% 03/15/15	1,520,000	1,535,200
				1,535,200
Medical-Hospitals – 1.5%
HCA, Inc.
		9.250% 11/15/16(a)	1,555,000	1,665,794
	PIK,
		9.625% 11/15/16(a)	2,310,000	2,494,800
Tenet Healthcare Corp.
		9.875% 07/01/14	1,705,000	1,734,837
				5,895,431
Medical-Outpatient/Home Medical – 0.2%
Select Medical Corp.
		7.625% 02/01/15	950,000	836,000
				836,000
MRI/Medical Diagnostic Imaging – 0.2%
MedQuest, Inc.
		11.875% 08/15/12	1,000,000	910,000
				910,000
Physician Practice Management – 0.6%
US Oncology Holdings, Inc.
		10.675% 03/15/15(b)	745,000	761,763

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Physician Practice Management – (continued)
US Oncology, Inc.
	9.000% 08/15/12	1,495,000	1,580,962
			2,342,725
Healthcare Services Total			11,519,356
Household Products/Wares – 1.5%
Consumer Products-Miscellaneous – 1.5%
American Greetings Corp.
	7.375% 06/01/16	1,280,000	1,323,200
Amscan Holdings, Inc.
	8.750% 05/01/14	1,535,000	1,511,975
Jarden Corp.
	7.500% 05/01/17	1,575,000	1,596,656
Jostens IH Corp.
	7.625% 10/01/12	1,360,000	1,394,000
			5,825,831
Household Products/Wares Total			5,825,831
Pharmaceuticals – 2.2%
Medical-Drugs – 1.1%
Elan Finance PLC
	8.875% 12/01/13(a)	1,560,000	1,583,400
Rotavax LLC
	10.620% 10/15/14 (a)(b)	1,001,952	1,014,476
Warner Chilcott Corp.
	8.750% 02/01/15	1,608,000	1,676,340
			4,274,216
Medical-Generic Drugs – 0.6%
Mylan Laboratories, Inc.
	6.375% 08/15/15	2,435,000	2,428,913
			2,428,913
Pharmacy Services – 0.2%
Omnicare, Inc.
	6.750% 12/15/13	835,000	826,650
			826,650
Vitamins & Nutrition Products – 0.3%
NBTY, Inc.

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Vitamins & Nutrition Products – (continued)
	7.125% 10/01/15	1,260,000	1,263,150
			1,263,150
Pharmaceuticals Total			8,792,929
CONSUMER NON-CYCLICAL TOTAL			54,670,033
ENERGY – 7.9%
Coal – 1.0%
Coal – 1.0%
Arch Western Finance LLC
	6.750% 07/01/13	1,545,000	1,517,962
Massey Energy Co.
	6.875% 12/15/13	1,650,000	1,584,000
Peabody Energy Corp.
	7.375% 11/01/16	735,000	768,075
			3,870,037
Coal Total			3,870,037
Oil & Gas – 4.2%
Oil & Gas Drilling – 0.2%
Pride International, Inc.
	7.375% 07/15/14	960,000	984,000
			984,000
Oil Companies-Exploration & Production – 3.6%
Chesapeake Energy Corp.
	6.375% 06/15/15	610,000	605,425
	7.500% 06/15/14	1,145,000	1,199,388
Compton Petroleum Corp.
	7.625% 12/01/13	1,360,000	1,332,800
El Paso Production Holding Co.
	7.750% 06/01/13	2,605,000	2,722,225
Forest Oil Corp.
	8.000% 12/15/11	1,080,000	1,125,900
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	1,133,000	1,188,234
Newfield Exploration Co.
	6.625% 04/15/16	1,120,000	1,114,400
OPTI Canada, Inc.
	8.250% 12/15/14(a)	1,300,000	1,345,500
PetroHawk Energy Corp.
	9.125% 07/15/13	1,535,000	1,630,937

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Pogo Producing Co.
	6.625% 03/15/15	1,100,000	1,069,750
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,260,000	1,234,800
			14,569,359
Oil Refining & Marketing – 0.4%
Tesoro Corp.
	6.625% 11/01/15	1,395,000	1,408,950
			1,408,950
Oil & Gas Total			16,962,309
Pipelines – 2.7%
Pipelines – 2.7%
Atlas Pipeline Partners LP
	8.125% 12/15/15	990,000	1,022,175
Colorado Interstate Gas Co.
	6.800% 11/15/15	2,145,000	2,293,846
MarkWest Energy Partners LP
	6.875% 11/01/14	1,070,000	1,035,225
	8.500% 07/15/16	745,000	772,937
Sonat, Inc.
	7.625% 07/15/11	1,540,000	1,647,800
Williams Companies, Inc.
	6.375% 10/01/10(a)	2,645,000	2,681,369
	7.750% 06/15/31	870,000	926,550
	8.125% 03/15/12	660,000	716,100
			11,096,002
Pipelines Total			11,096,002
ENERGY TOTAL			31,928,348
FINANCIALS – 5.9%
Diversified Financial Services – 5.1%
Finance-Auto Loans – 2.9%
Ford Motor Credit Co.
	7.375% 02/01/11	2,010,000	1,998,667
	8.000% 12/15/16	1,385,000	1,367,232
	9.875% 08/10/11	2,265,000	2,443,842
General Motors Acceptance Corp.
	6.875% 09/15/11	3,085,000	3,122,029

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Finance-Auto Loans – (continued)
GMAC LLC
	8.000% 11/01/31	2,560,000	2,822,833
			11,754,603
Finance-Investment Banker/Broker – 0.8%
E*Trade Financial Corp.
	8.000% 06/15/11	1,610,000	1,686,475
LaBranche & Co., Inc.
	11.000% 05/15/12	1,375,000	1,495,313
			3,181,788
Special Purpose Entity – 1.4%
Buffalo Thunder Development Authority
	9.375% 12/15/14(a)	870,000	898,275
Idearc, Inc.
	8.000% 11/15/16(a)	755,000	775,763
Orascom Telecom Finance SCA
	7.875% 02/08/14(a)	855,000	860,344
Sally Holdings LLC
	10.500% 11/15/16(a)	725,000	750,375
Seitel Acquisition Corp.
	9.750% 02/15/14(a)	830,000	842,450
Snoqualmie Entertainment Authority
	9.150% 02/01/14(a)(b)	280,000	284,200
	9.125% 02/01/15(a)	280,000	289,100
Wimar Opco LLC
	9.625% 12/15/14(a)	930,000	935,812
			5,636,319
Diversified Financial Services Total			20,572,710
Real Estate Investment Trusts (REITs) – 0.8%
REITS-Hotels – 0.4%
Host Marriott LP
	6.750% 06/01/16	1,840,000	1,849,200
			1,849,200
REITS-Regional Malls – 0.4%
Rouse Co. LP/ TRC Co - Issuer, Inc.

17

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
REITS-Regional Malls – (continued)
	6.750% 05/01/13(a)	1,405,000	1,446,784
			1,446,784
Real Estate Investment Trusts (REITs)Total			3,295,984
FINANCIALS TOTAL			23,868,694
INDUSTRIALS – 12.9%
Aerospace & Defense – 0.9%
Aerospace/Defense-Equipment – 0.5%
DRS Technologies, Inc.
	6.875% 11/01/13	1,455,000	1,458,638
Sequa Corp.
	9.000% 08/01/09	660,000	696,300
			2,154,938
Electronics-Military – 0.4%
L-3 Communications Corp.
	6.375% 10/15/15	1,380,000	1,373,100
			1,373,100
Aerospace & Defense Total			3,528,038
Building Materials – 0.6%
Building & Construction Products-Miscellaneous – 0.6%
NTK Holdings, Inc.
	(c) 03/01/14 (10.750% 09/01/09)	2,330,000	1,829,050
Ply Gem Industries, Inc.
	9.000% 02/15/12	875,000	791,875
			2,620,925
Building Materials Total			2,620,925
Electronics – 0.7%
Electronic Components-Miscellaneous – 0.7%
Flextronics International Ltd.
	6.250% 11/15/14	1,720,000	1,664,100
NXP BV/NXP Funding LLC
	9.500% 10/15/15(a)	1,160,000	1,197,700
			2,861,800
Electronics Total			2,861,800
Engineering & Construction – 0.2%
Building & Construction-Miscellaneous – 0.2%
Esco Corp.

18

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Engineering & Construction – (continued)
Building & Construction-Miscellaneous – (continued)
	8.625% 12/15/13(a)	825,000	872,438
			872,438
Engineering & Construction Total			872,438
Environmental Control – 1.0%
Non-Hazardous Waste Disposal – 0.6%
Allied Waste North America, Inc.
	7.125% 05/15/16	565,000	574,181
	7.875% 04/15/13	1,720,000	1,793,100
			2,367,281
Recycling – 0.4%
Aleris International, Inc.
	10.000% 12/15/16(a)	445,000	469,475
	PIK,
	9.000% 12/15/14(a)	1,155,000	1,224,300
			1,693,775
Environmental Control Total			4,061,056
Hand / Machine Tools – 0.2%
Machinery-Electrical – 0.2%
Baldor Electric Co.
	8.625% 02/15/17	915,000	961,894
			961,894
Hand / Machine Tools Total			961,894
Machinery-Construction & Mining – 0.3%
Machinery-Construction & Mining – 0.3%
Terex Corp.
	7.375% 01/15/14	1,345,000	1,381,988
			1,381,988
Machinery-Construction & Mining Total			1,381,988
Machinery-Diversified – 0.8%
Machinery-General Industry – 0.5%
Douglas Dynamics LLC
	7.750% 01/15/12(a)	1,070,000	995,100
Manitowoc Co., Inc.
	7.125% 11/01/13	760,000	775,200
			1,770,300
Machinery-Material Handling – 0.3%
Columbus McKinnon Corp.

19

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – (continued)
Machinery-Material Handling – (continued)
	8.875% 11/01/13	1,190,000	1,267,350
			1,267,350
Machinery-Diversified Total			3,037,650
Metal Fabricate/Hardware – 0.4%
Metal Processors & Fabrication – 0.4%
Mueller Group, Inc.
	10.000% 05/01/12	692,000	749,090
Mueller Holdings, Inc.
	(c) 04/15/14 (14.750% 04/15/09)	774,000	704,340
TriMas Corp.
	9.875% 06/15/12	65,000	64,675
			1,518,105
Metal Fabricate/Hardware Total			1,518,105
Miscellaneous Manufacturing – 2.2%
Diversified Manufacturing Operators – 1.7%
Bombardier, Inc.
	6.300% 05/01/14(a)	2,281,000	2,184,057
J.B. Poindexter & Co.
	8.750% 03/15/14	1,255,000	1,145,188
Koppers Holdings, Inc.
	(c) 11/15/14 (9.875% 11/15/09)	1,400,000	1,176,000
Trinity Industries, Inc.
	6.500% 03/15/14	2,156,000	2,118,270
			6,623,515
Miscellaneous Manufacturing – 0.5%
American Railcar Industries, Inc.
	7.500% 03/01/14(a)	795,000	808,912
Nutro Products, Inc.
	10.750% 04/15/14(a)	1,190,000	1,309,000
			2,117,912
Miscellaneous Manufacturing Total			8,741,427
Packaging & Containers – 2.9%
Containers-Metal/Glass – 1.6%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	2,130,000	2,225,850

20

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers-Metal/Glass – (continued)
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	2,470,000	2,587,325
Owens-Illinois, Inc.
	7.500% 05/15/10	1,480,000	1,517,000
			6,330,175
Containers-Paper/Plastic – 1.3%
Consolidated Container Co., LLC
	(c) 06/15/09 (10.750% 06/15/07)	1,235,000	1,255,069
Jefferson Smurfit Corp.
	8.250% 10/01/12	1,725,000	1,759,500
MDP Acquisitions PLC
	9.625% 10/01/12	1,290,000	1,369,012
Solo Cup Co.
	8.500% 02/15/14	880,000	763,400
			5,146,981
Packaging & Containers Total			11,477,156
Transportation – 2.7%
Transportation-Marine – 1.3%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14(a)	1,445,000	1,484,738
Ship Finance International Ltd.
	8.500% 12/15/13	1,655,000	1,692,237
Stena AB
	7.500% 11/01/13	1,965,000	1,994,475
			5,171,450
Transportation-Railroad – 0.5%
TFM SA de CV
	9.375% 05/01/12	1,755,000	1,882,237
			1,882,237
Transportation-Services – 0.7%
CHC Helicopter Corp.
	7.375% 05/01/14	1,720,000	1,689,900
PHI, Inc.
	7.125% 04/15/13	1,085,000	1,052,450
			2,742,350
Transportation-Trucks – 0.2%
QDI LLC

21

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Trucks – (continued)
	9.000% 11/15/10	1,060,000	1,028,200
			1,028,200
Transportation Total			10,824,237
INDUSTRIALS TOTAL			51,886,714
PRIVATE PLACEMENT – 0.3%
Private Placement – 0.3%
Rexford Holdings, Inc. Term Loan
	11.598% 02/21/13 (b)(d)	1,000,000	992,500
Private Placement Total			992,500
PRIVATE PLACEMENT TOTAL			992,500
TECHNOLOGY – 2.0%
Computers – 0.1%
Computer Services – 0.1%
Sungard Data Systems, Inc.
	9.125% 08/15/13	415,000	443,013
			443,013
Computers Total			443,013
Semiconductors – 1.5%
Electronic Components-Semiconductors – 1.5%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	815,000	839,450
Freescale Semiconductor, Inc.
	10.125% 12/15/16(a)	2,855,000	2,922,806
	PIK,
	9.125% 12/15/14(a)	2,085,000	2,113,669
			5,875,925
Semiconductors Total			5,875,925
Software – 0.4%
Transactional Software – 0.4%
Open Solutions, Inc.
	9.750% 02/01/15(a)	1,530,000	1,579,725
			1,579,725
Software Total			1,579,725
TECHNOLOGY TOTAL			7,898,663
UTILITIES – 3.6%
Electric – 3.6%
Electric-Generation – 1.0%
AES Corp.
	7.750% 03/01/14	1,945,000	2,037,387

22

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Generation – (continued)
Edison Mission Energy
	7.500% 06/15/13	1,890,000	1,975,050
			4,012,437
Electric-Integrated – 0.7%
CMS Energy Corp.
	6.875% 12/15/15	910,000	948,675
Nevada Power Co.
	9.000% 08/15/13	640,000	692,153
Sierra Pacific Resources
	6.750% 08/15/17	910,000	926,870
			2,567,698
Independent Power Producer – 1.9%
Calpine Generating Co. LLC
	14.370% 04/01/11	915,000	960,750
Dynegy Holdings, Inc.
	7.125% 05/15/18	2,160,000	2,116,800
Mirant North America LLC
	7.375% 12/31/13	1,750,000	1,798,125
NRG Energy, Inc.
	7.250% 02/01/14	960,000	979,200
	7.375% 02/01/16	1,025,000	1,045,500
	7.375% 01/15/17	850,000	864,875
			7,765,250
Electric Total			14,345,385
UTILITIES TOTAL			14,345,385

	Total Corporate Fixed-Income Bonds & Notes (cost of $348,277,708)		358,449,223

		Shares
Common Stocks – 2.6%
CONSUMER DISCRETIONARY – 1.8%
Auto Components – 0.2%
	Hayes Lemmerz International, Inc. (e)	120,000	594,000
Auto Components Total			594,000
Hotels, Restaurants & Leisure – 0.4%
	Galaxy Entertainment Group Ltd. (e)	800,000	849,866
	Town Sports International Holdings, Inc. (e)	45,000	883,800
Hotels, Restaurants & Leisure Total			1,733,666

23

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – 1.2%
	Cablevision Systems Corp., Class A	28,500	839,610
	Idearc, Inc.	30,000	1,020,000
	Sinclair Broadcast Group, Inc., Class A	76,000	1,086,040
	Spanish Broadcasting System (e)	180,000	811,800
	Virgin Media, Inc.	35,385	927,441
Media Total			4,684,891
CONSUMER DISCRETIONARY TOTAL			7,012,557
CONSUMER STAPLES – 0.2%
Food Products – 0.2%
	Reddy Ice Holdings, Inc.	25,000	674,500
Food Products Total			674,500
CONSUMER STAPLES TOTAL			674,500
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (e)(f)(g)	50,004	—
Commercial Services & Supplies Total			—
Road & Rail – 0.0%
	Quality Distribution, Inc. (e)	13,439	129,310
Road & Rail Total			129,310
INDUSTRIALS TOTAL			129,310
TELECOMMUNICATION SERVICES – 0.4%
Diversified Telecommunication Services – 0.2%
	Embarq Corp.	14,346	794,051
Diversified Telecommunication Services Total			794,051
Wireless Telecommunication Services – 0.2%
	Sprint Nextel Corp.	46,922	904,656
Wireless Telecommunication Services Total			904,656
TELECOMMUNICATION SERVICES TOTAL			1,698,707
UTILITIES – 0.2%
Independent Power Producers & Energy Traders – 0.2%
	Mirant Corp. (e)	23,717	883,695
Independent Power Producers & Energy Traders Total			883,695
UTILITIES TOTAL			883,695

	Total Common Stocks (cost of $9,633,900)		10,398,769

24

		Shares	Value ($)
Preferred Stocks – 1.6%
COMMUNICATIONS – 0.0%
Media – 0.0%
PTV Inc.	Series A, 10.000% 01/10/23	18	71
Media Total			71
COMMUNICATIONS TOTAL			71
FINANCIALS – 1.6%
Real Estate Investment Trusts (REITs) – 1.6%
iStar Financial, Inc.	Series E, 7.875% 07/18/08	57,000	1,467,750
	Series F, 7.800% 09/29/08	86,769	2,223,456
Sovereign Real Estate Investment Corp.	12.000% 05/16/20(a)	1,800,000	2,800,800
Real Estate Investment Trusts (REITs)Total			6,492,006
FINANCIALS TOTAL			6,492,006

	Total Preferred Stocks (cost of $6,276,225)		6,492,077

		Par ($)
Municipal Bonds – 0.9%
CALIFORNIA – 0.9%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(h)	3,250,000	3,435,348
CALIFORNIA TOTAL			3,435,348

	Total Municipal Bonds (cost of $3,250,000)		3,435,348
Convertible Bonds – 0.2%
COMMUNICATIONS – 0.2%
Media – 0.2%
Telephone-Integrated – 0.2%
NTL Cable PLC
	8.750% 04/15/14	690,000	981,595
			981,595
Media Total			981,595
COMMUNICATIONS TOTAL			981,595

	Total Convertible Bonds (cost of $915,747)		981,595

25

		Units		Value ($)
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Media – 0.0%
Broadcast Services/Programs – 0.0%
XM Satellite Radio Holdings, Inc.	Expires 03/15/10(a)(e)	2,435		19,480
				19,480
Media Total				19,480
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(a)(f)(g)	5,250		—
				—
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10 (f)(g)	EUR	1,435	—
				—
Telecommunication Services Total				—
COMMUNICATIONS TOTAL				19,480
CONSUMER NON-CYCLICAL – 0.0%
Food – 0.0%
Food-Retail – 0.0%
Pathmark Stores Inc.	Expires 09/19/10(e)(h)	USD	58,758	12,339
				12,339
Food Total				12,339
CONSUMER NON-CYCLICAL TOTAL				12,339
	Total Warrants (cost of $7,829,466)			31,819

		Par ($)
Short-Term Obligation – 5.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/07, due on 03/01/07, at 5.210%, collateralized by U.S. Treasury Bond maturing 02/15/23, market value of $22,177,662 (repurchase proceeds $21,740,146)	21,737,000		21,737,000

	Total Short-Term Obligation (cost of $21,737,000)			21,737,000

26

Total Investments – 99.8% (cost of $398,683,442)(i)(j)	401,525,831

Other Assets & Liabilities, Net – 0.2%	927,677

Net Assets – 100.0%	402,453,508

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

27

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities, which are not illiquid, except for the following, amounted to $86,386,014, which represents 21.5% of net assets.

Acquisition
	Security	Date	Par/Unit	Cost	Value
	Rotavax LLC	06/06/06	998,283	$998,283	$1,010,761
	Rotavax LLC	02/06/07	3,669	3,715	3,715
	Sovereign Real Estate Investment Corp. 12.000% 05/16/20	07/13/05	1,800,000	2,682,000	2,800,800
	UbiquiTel, Inc.	04/04/00	5,250	247,969	—
$3,815,276

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)	Security purchased on a delayed delivery basis.

(e)	Non-income producing security.

(f)	Security has no value.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h)	Illiquid security.

(i)	Cost for federal income tax purposes is $399,446,838.

(j)	Unrealized appreciation and depreciation at February 28, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$14,199,639	$(12,120,646)	$2,078,993

At February 28, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	(Depreciation)
EUR	$1,042,904	$1,059,361	03/15/07	$(16,457)
EUR	3,315,509	3,340,351	03/20/07	(24,841)
$(41,298)

Acronym		Name
EUR		Euro
PIK		Payment-In-Kind
USD		United States Dollar

28

INVESTMENT PORTFOLIO

February 28, 2007 (Unaudited)	Columbia Strategic Income Fund

			Par ($)	Value ($)*
Government & Agency Obligations – 50.3%
FOREIGN GOVERNMENT OBLIGATIONS – 31.7%
Aries Vermoegensverwaltungs GmbH
	6.919% 10/25/07(a)	EUR	2,500,000	3,375,204
	7.750% 10/25/09(b)	2,750,000		3,958,404
	9.600% 10/25/14	USD	750,000	965,325
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	4,350,000	6,000,265
European Investment Bank
	4.600% 01/30/37(b)	GBP	8,900,000	7,714,145
	5.500% 12/07/11	5,250,000		10,362,534
Federal Republic of Brazil
	6.000% 01/17/17	USD	8,800,000	8,782,400
	7.375% 02/03/15	EUR	4,950,000	7,522,689
	8.750% 02/04/25	USD	4,335,000	5,462,100
	11.000% 08/17/40	12,400,000		16,572,600
	12.500% 01/05/22	BRL	5,757,000	3,101,803
Federal Republic of Germany
	4.250% 07/04/14	EUR	12,990,000	17,514,869
	5.000% 07/04/12	5,010,000		6,967,781
	5.250% 07/04/10	1,580,000		2,177,498
	6.000% 06/20/16	9,500,000		14,537,430
Government of Canada
	4.500% 06/01/15	CAD	15,620,000	13,803,587
	10.000% 06/01/08	18,530,000		16,989,108
Government of New Zealand
	6.000% 11/15/11	NZD	8,000,000	5,523,337
	7.000% 07/15/09	5,090,000		3,599,003
Kingdom of Norway
	5.500% 05/15/09	NOK	100,170,000	16,631,168
	6.000% 05/16/11	97,330,000		16,761,217
Kingdom of Spain
	5.500% 07/30/17	EUR	15,410,000	22,920,921
Kingdom of Sweden
	5.000% 01/28/09	SEK	112,860,000	16,530,542
	6.750% 05/05/14	133,600,000		22,573,098
Philippine Government International Bond
	6.375% 01/15/32	USD	4,435,000	4,324,125
Province of Ontario
	5.000% 03/08/14	CAD	8,200,000	7,355,742
Province of Quebec
	6.000% 10/01/12	7,155,000		6,667,621

			Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Queensland Treasury Corp.
	5.500% 05/14/10	AUD	18,010,000	13,927,416
Republic of Bulgaria
	8.250% 01/15/15	USD	10,445,000	12,420,149
	8.250% 01/15/15(b)	300,000		356,625
Republic of Chile
	7.125% 01/11/12	3,000,000		3,253,800
Republic of Colombia
	8.125% 05/21/24(c)	8,525,000		9,846,375
	9.750% 04/09/11	4,647,622		5,042,670
	11.375% 01/31/08	EUR	3,285,000	4,603,690
Republic of France
	4.000% 10/25/09	10,820,000		14,355,302
	4.000% 04/25/14	8,220,000		10,910,897
	4.750% 10/25/12	10,100,000		13,913,700
Republic of Italy
	4.250% 02/01/15	3,870,000		5,188,198
Republic of Panama
	6.700% 01/26/36	USD	5,000,000	5,187,500
	8.875% 09/30/27	7,270,000		9,269,250
Republic of Peru
	7.500% 10/14/14	EUR	3,905,000	5,891,157
	9.875% 02/06/15	USD	1,100,000	1,391,500
Republic of Poland
	5.750% 03/24/10	PLN	29,600,000	10,274,414
Republic of South Africa
	6.500% 06/02/14	USD	13,746,000	14,611,998
	13.000% 08/31/10	ZAR	22,220,000	3,529,692
Republic of Venezuela
	6.250% 12/18/07(a)	USD	190,440	190,440
	7.000% 03/16/15	3,000,000		4,161,009
	9.250% 09/15/27	5,150,000		6,411,750
Russian Federation
	5.000% 03/31/30 (7.500% 03/31/07)(d)	16,460,000		18,654,118
	11.000% 07/24/18	5,752,000		8,290,358
	12.750% 06/24/28	7,430,000		13,468,064
Treasury Corp. of Victoria
	6.250% 10/15/12	AUD	19,595,000	15,567,332

Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
United Kingdom Treasury
5.000% 09/07/14	GBP	3,510,000	6,926,226
5.750% 12/07/09	2,550,000	5,071,441
8.000% 06/07/21	2,860,000	7,538,364
9.000% 07/12/11	5,350,000	12,081,629
United Mexican States
8.125% 12/30/19	USD	11,020,000	13,427,870
8.375% 01/14/11	11,520,000	12,752,640
11.375% 09/15/16	7,590,000	10,853,700
FOREIGN GOVERNMENT OBLIGATIONS TOTAL	548,063,790
U.S. GOVERNMENT AGENCIES – 1.8%
Federal Farm Credit Bank
5.000% 08/25/10	8,600,000	8,546,456
Federal Home Loan Mortgage Corp.
5.125% 10/15/08	1,280,000	1,285,650
5.750% 03/15/09	1,010,000	1,027,438
6.750% 03/15/31	406,000	496,982
Federal National Mortgage Association
3.250% 08/15/08	8,000,000	7,822,504
4.375% 07/17/13	3,003,000	2,916,775
5.000% 09/15/08	10,000,000	10,024,430
U.S. GOVERNMENT OBLIGATIONS – 16.8%
U.S. Treasury Bonds
7.500% 11/15/24(c)	18,400,000	24,349,806
8.875% 02/15/19(c)	21,827,000	30,146,841
10.375% 11/15/12(c)	52,000,000	53,882,972
10.625% 08/15/15(c)	29,415,000	41,810,657
12.500% 08/15/14(c)	52,151,000	61,650,200
U.S. Treasury Notes
5.000% 02/15/11(c)	34,100,000	34,744,695
5.125% 06/30/08(c)	10,000,000	10,044,920
5.125% 05/15/16(c)	23,000,000	23,950,544
U.S. Treasury STRIPS
(e) 11/15/08(c)	7,000,000	6,470,002
(e) 05/15/23(c)	4,550,000	2,089,560
P.O.,
(e) 11/15/13	2,250,000	1,666,220
U.S. GOVERNMENT OBLIGATIONS TOTAL	290,806,417
Total Government & Agency Obligations (cost of $877,048,877)	870,990,442

Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 37.2%
BASIC MATERIALS – 2.9%
Chemicals – 1.4%
Agricultural Chemicals – 0.2%
Mosaic Co.
7.375% 12/01/14(b)	645,000	665,963
7.625% 12/01/16(b)	2,335,000	2,434,237
3,100,200
Chemicals-Diversified – 1.0%
BCP Crystal US Holdings Corp.
9.625% 06/15/14	1,300,000	1,444,625
EquiStar Chemicals LP
10.625% 05/01/11	1,990,000	2,104,425
Huntsman International LLC
7.875% 11/15/14(b)	1,655,000	1,712,925
6.875% 11/15/13(b)	1,165,000	1,587,954
Ineos Group Holdings PLC
8.500% 02/15/16(b)	EUR	1,485,000	1,444,163
7.875% 02/15/16(b)	USD	965,000	1,202,007
Innophos Investments Holdings, Inc.
PIK,
13.380% 02/15/15(a)	660,277	690,815
Lyondell Chemical Co.
8.000% 09/15/14	1,455,000	1,531,387
8.250% 09/15/16	2,210,000	2,375,750
NOVA Chemicals Corp.
6.500% 01/15/12	2,650,000	2,517,500
16,611,551
Chemicals-Specialty – 0.2%
Chemtura Corp.
6.875% 06/01/16	2,115,000	2,051,550
Rhodia SA
8.875% 06/01/11	1,847,000	1,934,732
3,986,282
Chemicals Total	23,698,033
Forest Products & Paper – 0.8%
Paper & Related Products – 0.8%
Abitibi-Consolidated, Inc.
8.375% 04/01/15	2,225,000	2,163,812
Boise Cascade LLC
7.125% 10/15/14	1,360,000	1,332,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
Domtar, Inc.
	7.125% 08/15/15	1,930,000	1,937,238
Georgia-Pacific Corp.
	8.000% 01/15/24	3,095,000	3,156,900
Neenah Paper, Inc.
	7.375% 11/15/14	740,000	717,800
NewPage Corp.
	12.000% 05/01/13	1,305,000	1,422,450
	10.000% 05/01/12	1,335,000	1,455,150
Norske Skog
	8.625% 06/15/11	1,080,000	1,101,600
	7.375% 03/01/14	1,495,000	1,480,050
			14,767,800
Forest Products & Paper Total			14,767,800
Iron/Steel – 0.1%
Steel-Producers – 0.1%
Steel Dynamics, Inc.
	9.500% 03/15/09	970,000	994,250
			994,250
Steel-Specialty – 0.1%
UCAR Finance, Inc.
	10.250% 02/15/12	897,000	944,093
			944,093
Iron/Steel Total			1,938,343
Metals & Mining – 0.6%
Diversified Minerals – 0.2%
FMG Finance Ltd.
	10.625% 09/01/16(b)	3,670,000	4,220,500
			4,220,500
Non-Ferrous Metals – 0.4%
Codelco, Inc.
	5.500% 10/15/13	6,000,000	6,081,174
			6,081,174
Metals & Mining Total			10,301,674
BASIC MATERIALS TOTAL			50,705,850
COMMUNICATIONS – 7.0%
Media – 2.9%
Broadcast Services/Programs – 0.2%
Clear Channel Communications, Inc.
	4.900% 05/15/15	1,290,000	1,090,650

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Broadcast Services/Programs – (continued)
	5.500% 12/15/16	1,930,000	1,665,387
			2,756,037
Cable TV – 1.4%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	1,955,000	2,003,875
Charter Communications Holdings I LLC
	9.920% 04/01/14	4,365,000	4,026,712
	11.000% 10/01/15	1,725,000	1,794,000
Charter Communications Holdings II LLC
	10.250% 09/15/10	2,155,000	2,268,138
CSC Holdings, Inc.
	7.625% 04/01/11	3,725,000	3,827,437
DirecTV Holdings LLC
	6.375% 06/15/15	2,785,000	2,677,081
EchoStar DBS Corp.
	6.625% 10/01/14	3,705,000	3,742,050
Insight Midwest LP
	9.750% 10/01/09	579,000	589,133
	9.750% 10/01/09	286,000	291,005
Telenet Group Holding NV
	(f) 06/15/14 (11.500% 12/15/08)(b)	2,292,000	2,114,370
			23,333,801
Multimedia – 0.4%
Advanstar Communications, Inc.
	12.000% 02/15/11	970,000	1,006,375
	15.000% 10/15/11	1,555,000	1,617,200
Lamar Media Corp.
	6.625% 08/15/15	2,095,000	2,063,575
Quebecor Media, Inc.
	7.750% 03/15/16	2,635,000	2,700,875
			7,388,025
Publishing-Periodicals – 0.8%
Dex Media West LLC
	9.875% 08/15/13	4,197,000	4,569,484
Dex Media, Inc.
	(f) 11/15/13 (9.000% 11/15/08)	1,775,000	1,641,875

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing-Periodicals – (continued)
Penton Media, Inc.
	10.320% 02/01/14	1,000,000	1,018,750
PriMedia, Inc.
	8.000% 05/15/13	3,070,000	3,154,425
R.H. Donnelley Corp.
	8.875% 01/15/16	2,030,000	2,167,025
Readers Digest Assn, Inc.
	9.000% 02/15/17(b)	1,870,000	1,858,312
			14,409,871
Radio – 0.1%
CMP Susquehanna Corp.
	9.875% 05/15/14(b)	2,185,000	2,245,088
			2,245,088
Media Total			50,132,822
Telecommunication Services – 4.1%
Cellular Telecommunications – 1.7%
Cricket Communications, Inc.
	9.375% 11/01/14(b)	3,560,000	3,755,800
Digicel Group Ltd.
	8.875% 01/15/15(b)	1,495,000	1,459,494
	PIK,
	9.125% 01/15/15(b)	1,875,000	1,825,781
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	2,470,000	2,624,375
	9.875% 11/01/12	2,550,000	2,773,125
Horizon PCS, Inc.
	11.375% 07/15/12	1,405,000	1,559,550
iPCS Escrow Co.
	11.500% 05/01/12	750,000	828,750
MetroPCS Wireless, Inc.
	9.250% 11/01/14(b)	3,055,000	3,207,750
Nextel Communications, Inc.
	7.375% 08/01/15	75,000	77,611
Rogers Cantel, Inc.
	9.750% 06/01/16	2,408,000	3,046,120
Rogers Wireless, Inc.
	8.000% 12/15/12	1,480,000	1,578,050
Rural Cellular Corp.
	9.750% 01/15/10	440,000	451,550
	11.110% 11/01/12(a)	1,845,000	1,918,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
US Unwired, Inc.
	10.000% 06/15/12	2,540,000	2,778,895
Wind Acquisition Financial SA
	12.610% 12/21/11	1,530,000	1,568,250
			29,453,901
Satellite Telecommunications – 0.5%
Inmarsat Finance II PLC
	(f) 11/15/12 (10.375% 11/15/08)	2,855,000	2,676,562
Intelsat Bermuda, Ltd.
	11.250% 06/15/16(b)	3,060,000	3,465,450
Intelsat Intermediate Holdings Co., Ltd.
	(f) 02/01/15 (9.250% 02/01/10)	2,165,000	1,791,538
PanAmSat Corp.
	9.000% 08/15/14	1,456,000	1,572,480
			9,506,030
Telecommunication Equipment – 0.2%
Lucent Technologies, Inc.
	6.450% 03/15/29	3,080,000	2,802,800
			2,802,800
Telecommunication Services – 0.7%
Embarq Corp.
	7.082% 06/01/16	990,000	1,023,720
	7.995% 06/01/36	840,000	891,863
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	1,285,000	1,883,309
Syniverse Technologies, Inc.
	7.750% 08/15/13	1,615,000	1,623,075
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	2,420,000	2,595,450
West Corp.
	11.000% 10/15/16(b)	3,005,000	3,252,913
			11,270,330
Telephone-Integrated – 1.0%
Cincinnati Bell, Inc.
	7.000% 02/15/15	2,205,000	2,196,731
Citizens Communications Co.
	7.875% 01/15/27(b)	1,680,000	1,751,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – (continued)
NTL Cable PLC
	8.750% 04/15/14	435,000	453,488
Qwest Communications International, Inc.
	7.500% 02/15/14	1,485,000	1,538,831
Qwest Corp.
	7.500% 10/01/14	1,340,000	1,422,075
	7.500% 06/15/23	3,145,000	3,188,244
	8.875% 03/15/12	2,775,000	3,066,375
US LEC Corp.
	13.870% 10/01/09(a)	1,395,000	1,475,212
Windstream Corp.
	8.625% 08/01/16	2,760,000	3,022,200
			18,114,556
Telecommunication Services Total			71,147,617
COMMUNICATIONS TOTAL			121,280,439
CONSUMER CYCLICAL – 6.1%
Apparel – 0.6%
Apparel Manufacturers – 0.6%
Broder Brothers Co.
	11.250% 10/15/10	1,630,000	1,650,375
Hanesbrands, Inc.
	8.734% 12/15/14(a)(b)	1,150,000	1,175,875
Levi Strauss & Co.
	9.750% 01/15/15	3,845,000	4,229,500
Phillips-Van Heusen Corp.
	8.125% 05/01/13	1,140,000	1,197,000
	7.250% 02/15/11	1,620,000	1,648,350
			9,901,100
Apparel Total			9,901,100
Auto Manufacturers – 0.3%
Auto-Cars/Light Trucks – 0.3%
Ford Motor Co.
	7.450% 07/16/31	2,590,000	2,078,475
General Motors Corp.
	8.375% 07/15/33	3,350,000	3,107,125
			5,185,600
Auto Manufacturers Total			5,185,600
Auto Parts & Equipment – 0.7%
Auto/Truck Parts & Equipment-Original – 0.4%
ArvinMeritor, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Auto/Truck Parts & Equipment-Original – (continued)
	8.125% 09/15/15	1,760,000	1,786,400
HLI Operating Co., Inc.
	10.500% 06/15/10	2,050,000	2,111,500
TRW Automotive, Inc.
	9.375% 02/15/13	2,245,000	2,410,568
			6,308,468
Auto/Truck Parts & Equipment-Replacement – 0.1%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	1,860,000	1,873,950
			1,873,950
Rubber-Tires – 0.2%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(b)	860,000	913,750
	9.000% 07/01/15	2,315,000	2,514,669
			3,428,419
Auto Parts & Equipment Total			11,610,837
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.
	7.875% 03/01/15	1,315,000	1,318,288
			1,318,288
Distribution/Wholesale Total			1,318,288
Entertainment – 0.6%
Gambling (Non-Hotel) – 0.1%
Global Cash Access LLC
	8.750% 03/15/12	1,924,000	2,020,200
			2,020,200
Music – 0.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	2,080,000	2,038,400
WMG Acquisition Corp.
	7.375% 04/15/14	1,965,000	1,906,050
WMG Holdings Corp.
	(f) 12/15/14 (9.500% 12/15/09)	2,280,000	1,789,800
			5,734,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Resorts/Theme Parks – 0.2%
Six Flags, Inc.
	9.625% 06/01/14	2,435,000	2,355,863
			2,355,863
Entertainment Total			10,110,313
Home Builders – 0.2%
Building-Residential/Commercial – 0.2%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	1,395,000	1,321,763
	8.875% 04/01/12	1,130,000	1,158,250
KB Home
	5.875% 01/15/15	1,830,000	1,722,531
			4,202,544
Home Builders Total			4,202,544
Home Furnishings – 0.2%
Home Furnishings – 0.2%
Sealy Mattress Co.
	8.250% 06/15/14	1,860,000	1,962,300
Simmons Co. Corp.
	10.648% 02/15/12	2,300,000	2,271,250
			4,233,550
Home Furnishings Total			4,233,550
Housewares – 0.1%
Housewares – 0.1%
Vitro SA de CV
	9.125% 02/01/17(b)	1,215,000	1,239,300
			1,239,300
Housewares Total			1,239,300
Leisure Time – 0.4%
Cruise Lines – 0.2%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	3,090,000	3,204,531
			3,204,531
Leisure & Recreational Products – 0.1%
K2, Inc.
	7.375% 07/01/14	1,540,000	1,555,400
			1,555,400
Recreational Centers – 0.1%
Town Sports International, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
Recreational Centers – (continued)
	(f) 02/01/14 (11.000% 02/01/09)	1,703,000	1,511,412
			1,511,412
Leisure Time Total			6,271,343
Lodging – 1.9%
Casino Hotels – 1.9%
Caesars Entertainment, Inc.
	7.875% 03/15/10	1,725,000	1,819,875
Chukchansi Economic Development Authority
	8.877% 11/15/12(a)(b)	1,435,000	1,476,256
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	1,780,000	1,870,121
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	3,360,000	3,666,600
Greektown Holdings LLC
	10.750% 12/01/13(b)	3,210,000	3,434,700
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	805,000	696,325
Jacobs Entertainment, Inc.
	9.750% 06/15/14	2,570,000	2,698,500
Las Vegas Sands Corp.
	6.375% 02/15/15	2,110,000	2,036,150
MGM Mirage
	7.625% 01/15/17	4,470,000	4,525,875
Mohegan Tribal Gaming Authority
	6.875% 02/15/15	225,000	226,125
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	3,100,000	3,193,000
Pokagon Gaming Authority
	10.375% 06/15/14(b)	1,110,000	1,215,450
Seminole Hard Rock Entertainment, Inc.
	7.860% 03/15/14(a)(b)	1,715,000	1,725,719
Station Casinos, Inc.
	6.625% 03/15/18	2,630,000	2,383,438

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Wynn Las Vegas LLC
	6.625% 12/01/14	2,745,000	2,717,550
			33,685,684
Lodging Total			33,685,684
Retail – 0.9%
Retail-Arts & Crafts – 0.1%
Michaels Stores, Inc.
	11.375% 11/01/16(b)	1,730,000	1,877,050
			1,877,050
Retail-Automobiles – 0.3%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	2,235,000	2,282,494
AutoNation, Inc.
	7.360% 04/15/13(a)	450,000	456,750
	7.000% 04/15/14	745,000	755,244
United Auto Group, Inc.
	7.750% 12/15/16(b)	1,915,000	1,948,512
			5,443,000
Retail-Drug Stores – 0.1%
Rite Aid Corp.
	7.500% 01/15/15	2,265,000	2,253,675
			2,253,675
Retail-Propane Distributors – 0.1%
AmeriGas Partners LP
	7.125% 05/20/16	1,740,000	1,748,700
			1,748,700
Retail-Restaurants – 0.3%
Buffets, Inc.
	12.500% 11/01/14	1,740,000	1,827,000
Dave & Buster’s, Inc.
	11.250% 03/15/14	1,225,000	1,283,187
Landry’s Restaurants, Inc.
	7.500% 12/15/14	1,935,000	1,925,325
			5,035,512
Retail Total			16,357,937
Textiles – 0.1%
Textile-Products – 0.1%
INVISTA

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – (continued)
Textile-Products – (continued)
	9.250% 05/01/12(b)	1,750,000	1,863,750
			1,863,750
Textiles Total			1,863,750
CONSUMER CYCLICAL TOTAL			105,980,246
CONSUMER NON-CYCLICAL – 5.3%
Agriculture – 0.2%
Tobacco – 0.2%
Alliance One International, Inc.
	11.000% 05/15/12	305,000	332,450
Reynolds American, Inc.
	7.625% 06/01/16	2,030,000	2,204,828
			2,537,278
Agriculture Total			2,537,278
Beverages – 0.3%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	1,760,000	1,801,800
			1,801,800
Beverages-Wine/Spirits – 0.2%
Constellation Brands, Inc.
	7.250% 09/01/16	1,170,000	1,213,875
	8.125% 01/15/12	1,525,000	1,586,000
			2,799,875
Beverages Total			4,601,675
Biotechnology – 0.1%
Medical-Biomedical/Gene – 0.1%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	2,455,000	2,528,650
			2,528,650
Biotechnology Total			2,528,650
Commercial Services – 1.5%
Commercial Services – 0.1%
Iron Mountain, Inc.
	7.750% 01/15/15	2,035,000	2,080,788
			2,080,788
Commercial Services-Finance – 0.1%
ACE Cash Express, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Commercial Services-Finance – (continued)
	10.250% 10/01/14(b)	1,550,000	1,596,500
			1,596,500
Funeral Services & Related Items – 0.0%
Service Corp. International
	6.750% 04/01/16	350,000	349,125
	7.375% 10/01/14	290,000	303,775
			652,900
Printing-Commercial – 0.3%
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	3,705,000	3,788,362
Quebecor World, Inc.
	9.750% 01/15/15(b)	1,290,000	1,364,175
			5,152,537
Private Corrections – 0.3%
Corrections Corp. of America
	6.250% 03/15/13	2,355,000	2,349,112
GEO Group, Inc.
	8.250% 07/15/13	2,865,000	2,979,600
			5,328,712
Rental Auto/Equipment – 0.7%
Ashtead Capital, Inc.
	9.000% 08/15/16(b)	740,000	799,200
Ashtead Holdings PLC
	8.625% 08/01/15(b)	2,255,000	2,395,937
Hertz Corp.
	8.875% 01/01/14	2,200,000	2,370,500
Rental Services Corp.
	9.500% 12/01/14(b)	2,810,000	2,992,650
United Rentals North America, Inc.
	6.500% 02/15/12	2,580,000	2,592,900
	7.750% 11/15/13	765,000	782,213
			11,933,400
Commercial Services Total			26,744,837
Cosmetics/Personal Care – 0.3%
Cosmetics & Toiletries – 0.3%
DEL Laboratories, Inc.
	8.000% 02/01/12	2,140,000	2,038,350

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – (continued)
Cosmetics & Toiletries – (continued)
Elizabeth Arden, Inc.
	7.750% 01/15/14	2,370,000	2,429,250
			4,467,600
Cosmetics/Personal Care Total			4,467,600
Food – 0.6%
Food-Confectionery – 0.1%
Merisant Co.
	9.500% 07/15/13	1,590,000	1,087,163
			1,087,163
Food-Dairy Products – 0.1%
Dean Foods Co.
	7.000% 06/01/16	1,775,000	1,832,687
			1,832,687
Food-Miscellaneous/Diversified – 0.4%
Dole Food Co., Inc.
	8.625% 05/01/09	2,142,000	2,147,355
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	2,920,000	3,139,000
Reddy Ice Holdings, Inc.
	(f) 11/01/12 (10.500% 11/01/08)	1,875,000	1,696,875
			6,983,230
Food Total			9,903,080
Healthcare Services – 1.0%
Dialysis Centers – 0.1%
DaVita, Inc.
	7.250% 03/15/15	2,310,000	2,333,100
			2,333,100
Medical-Hospitals – 0.5%
HCA, Inc.
	9.250% 11/15/16(b)	2,260,000	2,421,025
	PIK,
	9.625% 11/15/16(b)	3,685,000	3,979,800
Tenet Healthcare Corp.
	9.875% 07/01/14	3,160,000	3,215,300
			9,616,125
Medical-Outpatient/Home Medical – 0.1%
Select Medical Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Medical-Outpatient/Home Medical – (continued)
	7.625% 02/01/15	1,190,000	1,047,200
			1,047,200
MRI/Medical Diagnostic Imaging – 0.1%
MedQuest, Inc.
	11.875% 08/15/12	1,675,000	1,524,250
			1,524,250
Physician Practice Management – 0.2%
US Oncology Holdings, Inc.
	10.675% 03/15/15(a)	815,000	833,338
US Oncology, Inc.
	9.000% 08/15/12	2,475,000	2,617,312
			3,450,650
Healthcare Services Total			17,971,325
Household Products/Wares – 0.5%
Consumer Products-Miscellaneous – 0.5%
American Greetings Corp.
	7.375% 06/01/16	2,035,000	2,103,681
Amscan Holdings, Inc.
	8.750% 05/01/14	2,335,000	2,299,975
Jarden Corp.
	7.500% 05/01/17	2,130,000	2,159,288
Jostens IH Corp.
	7.625% 10/01/12	2,075,000	2,126,875
			8,689,819
Household Products/Wares Total			8,689,819
Pharmaceuticals – 0.8%
Medical-Drugs – 0.4%
Elan Finance PLC
	8.875% 12/01/13(b)	3,700,000	3,755,500
Rotavax LLC
	10.620% 10/15/14(a)(b)(g)	1,334,206	1,350,884
Warner Chilcott Corp.
	8.750% 02/01/15	2,415,000	2,517,637
			7,624,021
Medical-Generic Drugs – 0.2%
Mylan Laboratories, Inc.
	6.375% 08/15/15	3,320,000	3,311,700
			3,311,700

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Pharmacy Services – 0.1%
Omnicare, Inc.
	6.750% 12/15/13	1,440,000	1,425,600
			1,425,600
Vitamins & Nutrition Products – 0.1%
NBTY, Inc.
	7.125% 10/01/15	1,520,000	1,523,800
			1,523,800
Pharmaceuticals Total			13,885,121
CONSUMER NON-CYCLICAL TOTAL			91,329,385
ENERGY – 4.5%
Coal – 0.3%
Coal – 0.3%
Arch Western Finance LLC
	6.750% 07/01/13	2,525,000	2,480,813
Massey Energy Co.
	6.875% 12/15/13	2,775,000	2,664,000
Peabody Energy Corp.
	7.375% 11/01/16	1,060,000	1,107,700
			6,252,513
Coal Total			6,252,513
Oil & Gas – 2.9%
Oil & Gas Drilling – 0.1%
Pride International, Inc.
	7.375% 07/15/14	1,530,000	1,568,250
			1,568,250
Oil Companies-Exploration & Production – 1.9%
Chesapeake Energy Corp.
	7.500% 06/15/14	2,195,000	2,299,262
	6.375% 06/15/15	1,545,000	1,533,413
Compton Petroleum Corp.
	7.625% 12/01/13	2,060,000	2,018,800
El Paso Production Holding Co.
	7.750% 06/01/13	3,985,000	4,164,325
Forest Oil Corp.
	8.000% 12/15/11	1,300,000	1,355,250
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	1,592,000	1,669,610

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Newfield Exploration Co.
	6.625% 04/15/16	1,575,000	1,567,125
OPTI Canada, Inc.
	8.250% 12/15/14(b)	1,710,000	1,769,850
PEMEX Finance Ltd.
	9.150% 11/15/18	2,485,000	3,037,117
	10.610% 08/15/17	1,650,000	2,149,142
PetroHawk Energy Corp.
	9.125% 07/15/13	2,250,000	2,390,625
Pogo Producing Co.
	6.625% 03/15/15	1,735,000	1,687,288
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,940,000	1,901,200
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	4,200,000	4,280,938
XTO Energy, Inc.
	7.500% 04/15/12	340,000	372,624
			32,196,569
Oil Company-Integrated – 0.3%
Qatar Petroleum
	5.579% 05/30/11(b)	2,900,000	2,914,526
Tyumen Oil Co.
	11.000% 11/06/07	2,610,000	2,696,652
			5,611,178
Oil Refining & Marketing – 0.1%
Tesoro Corp.
	6.625% 11/01/15	2,010,000	2,030,100
			2,030,100
Oil-Field Services – 0.5%
Gazprom
	9.625% 03/01/13	2,010,000	2,376,825
Gazprom International SA
	7.201% 02/01/20	5,546,082	5,823,386
			8,200,211
Oil & Gas Total			49,606,308
Oil & Gas Services – 0.1%
Seismic Data Collection – 0.1%
Seitel Acquisition Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas Services – (continued)
Seismic Data Collection – (continued)
	9.750% 02/15/14(b)	1,125,000	1,141,875
			1,141,875
Oil & Gas Services Total			1,141,875
Pipelines – 1.2%
Pipelines – 1.2%
Atlas Pipeline Partners LP
	8.125% 12/15/15	1,395,000	1,440,338
Colorado Interstate Gas Co.
	6.800% 11/15/15	2,695,000	2,882,011
MarkWest Energy Partners LP
	6.875% 11/01/14	1,885,000	1,823,737
	8.500% 07/15/16	840,000	871,500
Sonat, Inc.
	7.625% 07/15/11	4,330,000	4,633,100
Williams Companies, Inc.
	6.375% 10/01/10(b)	5,785,000	5,864,544
	7.750% 06/15/31	1,460,000	1,554,900
	8.125% 03/15/12	1,125,000	1,220,625
			20,290,755
Pipelines Total			20,290,755
ENERGY TOTAL			77,291,451
FINANCIALS – 3.9%
Banks – 0.1%
Commercial Banks-Southern US – 0.0%
First Union National Bank
	5.800% 12/01/08	382,000	386,836
			386,836
Super-Regional Banks-US – 0.1%
Bank One Corp.
	6.000% 08/01/08	623,000	630,268
			630,268
Banks Total			1,017,104
Commercial Banks – 0.1%
Commercial Banks-Eastern US – 0.1%
Rabobank Nederland NV/NY
	8.050% 08/18/16(g)	2,000,000	2,000,000
			2,000,000
Commercial Banks Total			2,000,000

Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 3.4%
Finance-Auto Loans – 1.0%
Ford Motor Credit Co.
7.375% 02/01/11	3,610,000	3,589,647
9.875% 08/10/11	3,280,000	3,538,986
8.000% 12/15/16	2,030,000	2,003,957
General Motors Acceptance Corp.
6.875% 09/15/11	4,505,000	4,559,073
GMAC LLC
8.000% 11/01/31	4,085,000	4,504,403
18,196,066
Finance-Consumer Loans – 0.3%
SLM Corp.
6.500% 06/15/10	NZD	7,865,000	5,353,661
5,353,661
Finance-Investment Banker/Broker – 0.3%
E*Trade Financial Corp.
8.000% 06/15/11	USD	2,390,000	2,503,525
JPMorgan Chase & Co.
7.250% 06/01/07	345,000	346,206
LaBranche & Co., Inc.
11.000% 05/15/12	2,165,000	2,354,438
5,204,169
Special Purpose Entity – 1.8%
Buffalo Thunder Development Authority
9.375% 12/15/14(b)	1,150,000	1,187,375
Dow Jones CDX High Yield Index
8.375% 12/29/11(b)	8,500,000	8,808,125
ERAP
3.750% 04/25/10	2,600,000	3,420,991
Idearc, Inc.
8.000% 11/15/16(b)	3,510,000	3,606,525
Orascom Telecom Finance SCA
7.875% 02/08/14(b)	1,150,000	1,157,187
Prudential Funding LLC
6.600% 05/15/08(b)	388,000	392,101
Sally Holdings LLC
10.500% 11/15/16(b)	1,115,000	1,154,025
Snoqualmie Entertainment Authority
9.150% 02/01/14(a)(b)	375,000	380,625
9.125% 02/01/15(b)	375,000	387,188

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Special Purpose Entity – (continued)
Transneft
	5.670% 03/05/14(b)(h)	8,870,000	8,820,106
Wimar Opco LLC
	9.625% 12/15/14(b)	1,440,000	1,449,000
			30,763,248
Diversified Financial Services Total			59,517,144
Real Estate Investment Trusts (REITs) – 0.3%
REITS-Hotels – 0.2%
Host Marriott LP
	6.750% 06/01/16	2,715,000	2,728,575
			2,728,575
REITS-Regional Malls – 0.1%
Rouse Co. LP/ TRC Co - Issuer, Inc.
	6.750% 05/01/13(b)	2,090,000	2,152,157
			2,152,157
Total			4,880,732
FINANCIALS TOTAL			67,414,980
INDUSTRIALS – 5.2%
Aerospace & Defense – 0.4%
Aerospace/Defense-Equipment – 0.2%
DRS Technologies, Inc.
	6.875% 11/01/13	2,050,000	2,055,125
Sequa Corp.
	9.000% 08/01/09	1,490,000	1,571,950
			3,627,075
Electronics-Military – 0.2%
L-3 Communications Corp.
	5.875% 01/15/15	735,000	716,625
	6.375% 10/15/15	2,025,000	2,014,875
			2,731,500
Aerospace & Defense Total			6,358,575
Building Materials – 0.3%
Building & Construction Products-Miscellaneous – 0.2%
NTK Holdings, Inc.
	(f) 03/01/14 (10.750% 09/01/09)	3,705,000	2,908,425

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
Building & Construction Products-Miscellaneous – (continued)
Ply Gem Industries, Inc.
	9.000% 02/15/12	1,930,000	1,746,650
			4,655,075
Building Products-Air & Heating – 0.1%
Goodman Global Holding Co., Inc.
	7.875% 12/15/12	1,320,000	1,346,400
			1,346,400
Building Materials Total			6,001,475
Electronics – 0.3%
Electronic Components-Miscellaneous – 0.3%
Flextronics International Ltd.
	6.250% 11/15/14	2,810,000	2,718,675
NXP BV/NXP Funding LLC
	9.500% 10/15/15(b)	1,690,000	1,744,925
			4,463,600
Electronics Total			4,463,600
Engineering & Construction – 0.1%
Building & Construction-Miscellaneous – 0.1%
Esco Corp.
	8.625% 12/15/13(b)	1,225,000	1,295,438
			1,295,438
Engineering & Construction Total			1,295,438
Environmental Control – 0.7%
Non-Hazardous Waste Disposal – 0.5%
Allied Waste North America, Inc.
	7.125% 05/15/16	3,135,000	3,185,944
	7.875% 04/15/13	5,050,000	5,264,625
			8,450,569
Recycling – 0.2%
Aleris International, Inc.
	10.000% 12/15/16(b)	1,430,000	1,508,650
	PIK,
	9.000% 12/15/14(b)	1,525,000	1,616,500
		3,125,150
Environmental Control Total			11,575,719
Hand / Machine Tools – 0.1%
Machinery-Electrical – 0.1%
Baldor Electric Co.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Hand / Machine Tools – (continued)
Machinery-Electrical – (continued)
	8.625% 02/15/17	1,415,000	1,487,519
			1,487,519
Hand / Machine Tools Total			1,487,519
Machinery-Construction & Mining – 0.1%
Machinery-Construction & Mining – 0.1%
Terex Corp.
	7.375% 01/15/14	2,180,000	2,239,950
			2,239,950
Machinery-Construction & Mining Total			2,239,950
Machinery-Diversified – 0.2%
Machinery-General Industry – 0.1%
Douglas Dynamics LLC
	7.750% 01/15/12(b)	1,490,000	1,385,700
Manitowoc Co., Inc.
	7.125% 11/01/13	925,000	943,500
			2,329,200
Machinery-Material Handling – 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	1,760,000	1,874,400
			1,874,400
Machinery-Diversified Total			4,203,600
Metal Fabricate/Hardware – 0.2%
Metal Processors & Fabrication – 0.2%
Mueller Group, Inc.
	10.000% 05/01/12	1,193,000	1,291,422
Mueller Holdings, Inc.
	(f) 04/15/14 (14.750% 04/15/09)	1,035,000	941,850
TriMas Corp.
	9.875% 06/15/12	1,220,000	1,213,900
			3,447,172
Metal Fabricate/Hardware Total			3,447,172
Miscellaneous Manufacturing – 0.8%
Diversified Manufacturing Operators – 0.6%
Bombardier, Inc.
	6.300% 05/01/14(b)	3,915,000	3,748,612
J.B. Poindexter & Co.
	8.750% 03/15/14	1,605,000	1,464,563

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – (continued)
Diversified Manufacturing Operators – (continued)
Koppers Holdings, Inc.
	(f) 11/15/14 (9.875% 11/15/09)	2,000,000	1,680,000
Trinity Industries, Inc.
	6.500% 03/15/14	3,290,000	3,232,425
			10,125,600
Miscellaneous Manufacturing – 0.2%
American Railcar Industries, Inc.
	7.500% 03/01/14(b)	1,070,000	1,088,725
Nutro Products, Inc.
	10.750% 04/15/14(b)	1,795,000	1,974,500
			3,063,225
Miscellaneous Manufacturing Total			13,188,825
Packaging & Containers – 1.0%
Containers-Metal/Glass – 0.6%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	3,090,000	3,229,050
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	660,000	653,400
	8.250% 05/15/13	3,940,000	4,127,150
Owens-Illinois, Inc.
	7.500% 05/15/10	2,180,000	2,234,500
			10,244,100
Containers-Paper/Plastic – 0.4%
Consolidated Container Co., LLC
	(f) 06/15/09 (10.750% 06/15/07)	2,080,000	2,113,800
Jefferson Smurfit Corp.
	8.250% 10/01/12	2,405,000	2,453,100
MDP Acquisitions PLC
	9.625% 10/01/12	2,070,000	2,196,787
Solo Cup Co.
	8.500% 02/15/14	1,340,000	1,162,450
			7,926,137
Packaging & Containers Total			18,170,237
Transportation – 1.0%
Transportation-Marine – 0.5%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14(b)	1,905,000	1,957,388

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Marine – (continued)
Ship Finance International Ltd.
	8.500% 12/15/13	2,605,000	2,663,612
Stena AB
	7.000% 12/01/16	1,000,000	997,500
	7.500% 11/01/13	3,070,000	3,116,050
			8,734,550
Transportation-Railroad – 0.2%
TFM SA de CV
	9.375% 05/01/12	2,525,000	2,708,063
			2,708,063
Transportation-Services – 0.2%
CHC Helicopter Corp.
	7.375% 05/01/14	2,785,000	2,736,262
PHI, Inc.
	7.125% 04/15/13	1,730,000	1,678,100
			4,414,362
Transportation-Trucks – 0.1%
QDI LLC
	9.000% 11/15/10	1,700,000	1,649,000
			1,649,000
Transportation Total			17,505,975
INDUSTRIALS TOTAL			89,938,085
PRIVATE PLACEMENT – 0.1%
		Shares
Private Placement – 0.1%
Rexford Holdings, Inc. Term Loan
	1.000% 02/21/13(a)(h)	1,000,000	992,500
Private Placement Total			992,500
PRIVATE PLACEMENT TOTAL			992,500
TECHNOLOGY – 0.7%
Computers – 0.1%
Computer Services – 0.1%
Sungard Data Systems, Inc.
	9.125% 08/15/13	1,770,000	1,889,475
			1,889,475
Computers Total			1,889,475

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Office/Business Equipment – 0.0%
Office Automation & Equipment – 0.0%
Xerox Corp.
	6.400% 03/15/16	275,000	285,154
			285,154
Office/Business Equipment Total			285,154
Semiconductors – 0.5%
Electronic Components-Semiconductors – 0.5%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	1,435,000	1,478,050
Freescale Semiconductor, Inc.
	10.125% 12/15/16(b)	4,175,000	4,274,156
	PIK,
	9.125% 12/15/14(b)	3,080,000	3,122,350
			8,874,556
Semiconductors Total			8,874,556
Software – 0.1%
Transactional Software – 0.1%
Open Solutions, Inc.
	9.750% 02/01/15(b)	2,065,000	2,132,112
			2,132,112
Software Total			2,132,112
TECHNOLOGY TOTAL			13,181,297
UTILITIES – 1.5%
Electric – 1.5%
Electric-Generation – 0.4%
AES Corp.
	7.750% 03/01/14	2,995,000	3,137,263
Edison Mission Energy
	7.500% 06/15/13	2,850,000	2,978,250
			6,115,513
Electric-Integrated – 0.4%
CMS Energy Corp.
	6.875% 12/15/15	1,460,000	1,522,050
	8.500% 04/15/11	655,000	710,675
Mirant Mid Atlantic LLC
	8.625% 06/30/12	535,094	560,511
Nevada Power Co.
	9.000% 08/15/13	738,000	798,139
Sierra Pacific Resources
	6.750% 08/15/17	1,930,000	1,965,778

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Integrated – (continued)
TECO Energy, Inc.
	7.000% 05/01/12	1,935,000	2,031,750
			7,588,903
Independent Power Producer – 0.7%
Calpine Generating Co. LLC
	14.370% 04/01/11(a)	1,455,000	1,527,750
Dynegy Holdings, Inc.
	7.125% 05/15/18	3,470,000	3,400,600
Mirant North America LLC
	7.375% 12/31/13	2,830,000	2,907,825
NRG Energy, Inc.
	7.250% 02/01/14	1,460,000	1,489,200
	7.375% 02/01/16	1,425,000	1,453,500
	7.375% 01/15/17	1,285,000	1,307,487
			12,086,362
Electric Total			25,790,778
UTILITIES TOTAL			25,790,778

	Total Corporate Fixed-Income Bonds & Notes (cost of $599,597,409)		643,905,011
Mortgage-Backed Securities – 6.2%
Federal Home Loan Mortgage Corp.
	7.500% 03/01/16	1,827	1,851
	8.000% 05/01/07	45	46
	8.000% 08/01/07	165	166
	8.000% 06/01/09	281	283
	8.000% 08/01/09	1,543	1,566
	8.000% 05/01/10	2,454	2,504
	8.000% 05/01/16	8,144	8,248
	8.500% 12/01/07	1,310	1,315
	8.500% 01/01/08	634	637
	8.500% 04/01/08	279	283
	8.500% 10/01/08	370	373
	8.500% 05/01/09	2,405	2,437
	8.500% 01/01/10	2,025	2,087
	8.500% 07/01/10	502	508
	9.000% 06/01/08	1,545	1,566

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 07/01/09	1,442	1,486
	9.000% 12/01/18	3,763	3,895
	9.000% 01/01/22	26,101	28,072
	9.250% 08/01/08	2,343	2,386
	9.250% 10/01/14	736	759
	9.250% 05/01/16	52,979	56,976
	9.500% 11/01/08	3,097	3,169
	9.500% 02/01/10	3,828	3,916
	9.500% 08/01/16	872	939
	9.750% 12/01/08	1,731	1,778
	9.750% 09/01/16	2,147	2,310
	10.000% 07/01/09	12,911	13,505
	10.000% 11/01/16	28,536	28,798
	10.000% 10/01/19	11,474	12,164
	10.000% 11/01/19	5,326	5,888
	10.500% 01/01/20	13,822	15,374
	10.750% 05/01/10	34,129	36,577
	10.750% 07/01/11	17,492	18,745
	10.750% 08/01/11	6,796	7,172
	10.750% 09/01/13	3,729	3,936
	11.250% 10/01/10	12,697	13,429
	11.250% 08/01/13	2,956	3,137
	11.250% 09/01/15	6,912	7,621
	11.250% 11/01/15	42,107	46,425
Federal National Mortgage Association
	6.000% 02/01/37	16,840,581	16,987,212
	6.500% 12/01/31	27,135	27,882
	6.500% 05/01/32	36,349	37,322
	6.500% 01/01/33	18,733	19,234
	6.500% 05/01/33	94,118	96,707
	6.500% 11/01/36	42,262,568	43,087,077
	7.500% 11/01/11	8,040	8,137
	8.000% 07/01/08	787	792
	8.000% 12/01/08	846	848
	8.000% 03/01/09	166	167
	8.000% 04/01/09	3,861	3,872
	8.000% 07/01/09	2,926	2,947
	8.500% 05/01/08	23	23
	8.500% 12/01/08	465	470
	8.500% 06/01/09	2,505	2,537
	8.500% 03/01/10	1,106	1,119
	8.500% 10/01/10	1,756	1,765

			Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
		8.500% 05/01/11	4,522	4,544
		8.500% 12/01/11	1,165	1,171
		8.500% 02/01/15	589	600
		8.500% 05/01/15	2,125	2,184
		8.500% 06/01/15	6,312	6,439
		8.500% 06/01/17	487	491
		8.500% 09/01/21	10,398	10,652
		9.000% 11/01/08	860	877
		9.000% 12/01/08	2,655	2,672
		9.000% 05/01/09	3,588	3,655
		9.000% 08/01/09	4,425	4,495
		9.000% 10/01/09	5,588	5,700
		9.000% 11/01/09	56	56
		9.000% 04/01/10	1,001	1,008
		9.000% 10/01/11	6,903	6,948
		9.000% 05/01/12	6,740	6,995
		9.000% 09/01/13	1,861	1,873
		9.000% 07/01/14	811	816
		9.000% 05/01/15	4,062	4,250
		9.000% 04/01/16	22,744	23,485
		9.000% 12/01/16	2,322	2,377
		9.000% 05/01/17	21,808	23,009
		9.000% 08/01/21	49,455	50,933
		10.000% 11/01/13	33,109	35,848
		10.000% 04/01/14	102,715	112,959
		10.000% 03/01/16	4,136	4,367
		10.500% 03/01/14	1,240	1,302
		10.500% 07/01/14	22,646	23,853
		10.500% 01/01/16	3,682	3,878
		10.500% 03/01/16	130,518	144,678
	TBA:
		5.500% 03/13/37(h)	5,808,000	5,760,810
		6.500% 03/13/37(h)	20,000,000	20,387,500
Freddie Mac Gold Pool
		5.000% 05/01/21	19,105,533	18,851,963
Government National Mortgage Association
		9.000% 08/15/08	2,067	2,104
		9.000% 09/15/08	3,757	3,823
		9.000% 10/15/08	5,402	5,498
		9.000% 12/15/08	4,090	4,163
		9.000% 01/15/09	1,288	1,326

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 03/15/09	8,336	8,557
	9.000% 05/15/09	30,757	31,608
	9.000% 06/15/09	33,079	33,955
	9.000% 05/15/16	25,753	27,547
	9.000% 06/15/16	34,503	36,904
	9.000% 07/15/16	130,072	139,129
	9.000% 08/15/16	50,885	54,428
	9.000% 09/15/16	118,596	126,856
	9.000% 10/15/16	29,781	31,854
	9.000% 11/15/16	59,434	63,573
	9.000% 12/15/16	36,185	38,704
	9.000% 01/15/17	2,544	2,722
	9.000% 02/15/17	6,806	7,283
	9.000% 04/15/17	26,857	28,742
	9.000% 07/15/17	29,925	32,026
	9.000% 10/15/17	9,096	9,734
	9.000% 12/15/17	14,040	14,994
	9.500% 06/15/09	4,902	5,080
	9.500% 07/15/09	58,649	60,765
	9.500% 08/15/09	26,376	27,330
	9.500% 09/15/09	36,019	37,320
	9.500% 10/15/09	57,039	59,090
	9.500% 11/15/09	32,440	33,612
	9.500% 07/15/16	6,402	6,931
	9.500% 10/15/16	7,452	8,069
	9.500% 08/15/17	8,070	8,766
	9.500% 09/15/17	2,106	2,288
	10.000% 11/15/09	21,503	22,546
	10.000% 01/15/10	693	738
	10.000% 12/15/10	742	790
	10.000% 09/15/17	25,228	28,017
	10.000% 11/15/17	3,732	4,144
	10.000% 02/15/18	14,115	15,677
	10.000% 08/15/18	286	317
	10.000% 09/15/18	3,555	3,948
	10.000% 11/15/18	9,697	10,769
	10.000% 03/15/19	11,245	12,496
	10.000% 06/15/19	3,028	3,365
	10.000% 08/15/19	1,628	1,809
	10.000% 11/15/20	1,632	1,816
	10.000% 09/15/21	60	67
	10.500% 12/15/10	390	417

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.500% 10/15/15	5,791	6,420
	10.500% 12/15/15	753	835
	10.500% 01/15/16	3,397	3,777
	10.500% 11/15/16	6,332	6,871
	10.500% 10/15/17	9,047	10,084
	10.500% 12/15/17	3,200	3,566
	10.500% 01/15/18	5,359	5,985
	10.500% 07/15/18	1,044	1,166
	10.500% 12/15/18	1,041	1,163
	10.500% 05/15/19	90	101
	10.500% 06/15/19	1,793	2,009
	10.500% 07/15/19	820	919
	10.500% 08/15/19	761	852
	11.000% 09/15/15	53,015	58,862
	11.000% 10/15/15	117,165	130,085
	11.750% 08/15/13	7,179	8,007
	12.000% 05/15/14	311	353

	Total Mortgage-Backed Securities (cost of $107,181,053)		107,415,578
Asset-Backed Securities – 1.7%
Advanta Business Card Master Trust 2005
	Class A5,
	5.380% 04/20/12(a)	7,000,000	7,011,841
BMW Vehicle Owner Trust
	3.320% 02/25/09	967,879	960,297
Chase Credit Card Master Trust
	5.430% 02/15/11(a)	8,000,000	8,016,380
Equity One ABS, Inc.
	4.205% 04/25/34	5,050,000	4,843,474
First Plus Home Loan Trust
	7.720% 05/10/24	5,683	5,775
Ford Credit Auto Owner Trust
	3.540% 11/15/08	2,503,000	2,481,795
GMAC Mortgage Corp.
	4.865% 09/25/34(a)	4,130,000	4,072,219
Honda Auto Receivables Owner Trust
	3.060% 10/21/09	1,403,000	1,388,603

	Total Asset-Backed Securities (cost of $29,045,222)		28,780,384

			Par ($)	Value ($)
Municipal Bonds – 0.2%
CALIFORNIA – 0.2%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(g)		2,820,000	2,980,825
CALIFORNIA TOTAL				2,980,825

	Total Municipal Bonds (cost of $2,820,000)			2,980,825
Convertible Bonds – 0.2%
COMMUNICATIONS – 0.2%
Media – 0.2%
Telephone-Integrated – 0.2%
NTL Cable PLC
	8.750% 04/15/14	EUR	2,595,000	3,691,650
				3,691,650
Media Total				3,691,650
COMMUNICATIONS TOTAL				3,691,650

	Total Convertible Bonds (cost of $3,409,152)			3,691,650
Collateralized Mortgage Obligations – 0.0%
AGENCY – 0.0%
Federal Home Loan Mortgage Corp.
I.O.:
	5.500% 05/15/27	USD	252,911	17,946
	5.500% 01/15/23		144,277	3,199
AGENCY TOTAL				21,145

	Total Collateralized Mortgage Obligations(cost of $17,972)			21,145
Securities Lending Collateral – 16.3%
	State Street Navigator Securities Lending Prime Portfolio (i)		281,510,695	281,510,695

	Total Securities Lending Collateral (cost of $281,510,695)			281,510,695
Short-Term Obligation – 4.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 02/28/07, due on 03/01/07, at 5.210%, collateralized by a U.S. Treasury Bond maturing 02/15/23, market value of $86,993,994 (repurchase proceeds $85,294,342)		85,282,000	85,282,000

	Total Short-Term Obligation (cost of $85,282,000)			85,282,000

Total Investments – 117.0% (cost of $1,985,912,380(j)(k)	2,024,577,730

Other Assets & Liabilities, Net – (17.0)%	(293,633,640)

Net Assets – 100.0%	1,730,944,090

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities, which are not illiquid, except for the following, amounted to $170,451,188, which represents 9.8% of net assets.

	Acquisition
Security	Date	Par/Units	Cost	Value
Rotavax LLC	06/06/06	$1,329,320	$1,329,320	$1,345,937
	02/06/07	4,886	4,886	4,947
		$1,334,206	$1,334,206	$1,350,884

(c)	All or a portion of this security is on loan at February 28, 2007. The total market value of securities on loan at February 28, 2007 is $276,233,625.
(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(e)	Zero coupon bond.
(f)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(g)	Illiquid security.
(h)	Securities purchased on a delayed delivery basis.
(i)	Investment made with cash collateral received from securities lending activity.
(j)	Cost for federal income tax purposes is $2,016,351,956.
(k)	Unrealized appreciation and depreciation at February 28, 2007 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$52,162,773		$(43,936,999)	$8,225,774

	At February 28, 2007, the Fund had entered into the following forward currency exchange contracts:

					Unrealized
	Forward Currency		Aggregate	Settlement	Appreciation/
	Contracts to Sell	Value	Face Value	Date	(Depreciation)
	CAD	$16,900,874	$16,795,733	03/12/07	(105,151)
	CAD	9,878,800	9,813,084	03/12/07	(65,716)
	CAD	9,412,417	9,499,137	03/26/07	86,720
	EUR	13,236,903	12,992,020	03/06/07	(244,883)
	EUR	1,542,694	1,518,729	03/15/07	(23,965)
	EUR	10,925,127	10,755,443	03/16/07	(169,684)
	EUR	13,377,298	13,284,227	03/20/07	(93,071)
	EUR	960,251	953,110	03/20/07	(7,141)
	EUR	13,735,058	13,665,986	03/27/07	(69,072)
	GBP	18,973,443	18,776,142	03/16/07	(197,301)
	SEK	19,605,648	19,697,493	03/16/07	91,845
					$(797,419)

Acronym	Name
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
I.O.	Interest Only
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
P.O.	Principal Only
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USD	United States Dollar
ZAR	South African Rand

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2007